Consolidated Statements Of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Foreign currency translation adjustments, tax